Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories.
Summary of inventories

	As of December 31,
	2023	2024
Finished products
Vehicles	3,914,310	5,160,670
Other finished products	504,870	648,000
Raw materials and work in process	2,521,705	2,426,473
Inventories	6,940,885	8,235,143
Inventory valuation allowance	(68,906)	(49,539)
Inventories, net	6,871,979	8,185,604